Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 2, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche Diversified Market Neutral Fund (formerly DWS Diversified Market Neutral Fund), Deutsche Select Alternative Allocation Fund (formerly DWS Select Alternative Allocation Fund) and Deutsche Strategic Equity Long/Short Fund (formerly DWS Strategic Equity Long/Short Fund) (each, a “Fund,” and together, the “Funds”), each a series of Deutsche Market Trust (formerly DWS Market Trust) (the “Trust”) (Reg. Nos. 002-21789, 811-01236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 121 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on November 26, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Sincerely yours,

/s/Scott D. Hogan

Scott D. Hogan
Director

cc:           John Marten, Esq., Vedder Price P.C.